UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Short-Term Federal Fund Schedule of Investments April 30, 2005
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT & AGENCY OBLIGATIONS (98.5%)

U.S. Government Securities (13.4%)
U.S. Treasury Note	6.125%	8/15/2007		$56,000	$59,010
U.S. Treasury Note	5.625%	5/15/2008		11,000	11,589
U.S. Treasury Note	3.375%	12/15/2008		48,500	47,818
U.S. Treasury Note	3.875%	5/15/2009		15,000	15,023
U.S. Treasury Note	3.625%	7/15/2009		275,000	272,723

					406,163

Agency Bonds and Notes (71.4%)
Federal Home Loan Bank*	5.125%	3/6/2006		182,900	185,087
Federal Home Loan Bank*	2.500%	3/15/2006		16,000	15,841
Federal Home Loan Bank*	2.950%	9/14/2006		150,000	148,312
Federal Home Loan Bank*	4.875%	2/15/2007		10,000	10,173
Federal Home Loan Bank*	3.625%	2/16/2007		80,000	79,455
Federal Home Loan Bank*	3.000%	4/15/2009		22,000	21,070
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006		129,000	131,703
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007		150,000	152,665
Federal Home Loan Mortgage Corp.*	2.875%	5/15/2007		100,000	98,054
Federal National Mortgage Assn.*	5.250%	6/15/2006		30,000	30,505
Federal National Mortgage Assn.*	4.375%	10/15/2006		30,000	30,251
Federal National Mortgage Assn.*	3.550%	1/12/2007		50,000	49,642
Federal National Mortgage Assn.*	5.000%	1/15/2007		139,000	141,608
Federal National Mortgage Assn.*	3.625%	3/15/2007		100,000	99,545
Federal National Mortgage Assn.*	5.250%	4/15/2007	(2)	269,500	276,232
Federal National Mortgage Assn.*	3.000%	8/15/2007		50,000	48,940
Federal National Mortgage Assn.*	3.800%	1/18/2008		100,000	99,063
Federal National Mortgage Assn.*	5.750%	2/15/2008		96,000	100,375
Federal National Mortgage Assn.*	6.000%	5/15/2008		37,000	39,049
Federal National Mortgage Assn.*	4.000%	1/26/2009		50,000	49,444
Federal National Mortgage Assn.*	3.250%	2/15/2009		70,000	67,781
Federal National Mortgage Assn.*	7.250%	1/15/2010		50,000	56,355
Guaranteed Export Trust (U.S. Government Guaranteed)	5.230%	5/15/2005	(1)	574	575
Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.360%	8/15/2007	(1)	41,250	40,640
Overseas Private Investment Corp. (U.S. Government Guaranteed)	3.220%	9/20/2007		13,209	13,453
Overseas Private Investment Corp. (U.S. Government Guaranteed)	3.220%	9/20/2007		8,129	8,279
Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.890%	12/15/2007	(1)	41,000	38,893
Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.410%	6/15/2009	(1)	18,000	17,669
Private Export Funding Corp. (U.S. Government Guaranteed)	5.250%	5/15/2005		9,500	9,506
Private Export Funding Corp. (U.S. Government Guaranteed)	6.620%	10/1/2005		14,150	14,334
Private Export Funding Corp. (U.S. Government Guaranteed)	5.340%	3/15/2006		13,000	13,183
Private Export Funding Corp. (U.S. Government Guaranteed)	5.530%	4/30/2006		56,750	57,756
Private Export Funding Corp. (U.S. Government Guaranteed)	7.650%	5/15/2006		20,000	20,792

					2,166,230

Mortgage-Backed Securities (13.7%)
Federal Home Loan Mortgage Corp.*	3.500%	2/15/2013-12/15/2014	(1)	56,110	55,837
Federal Home Loan Mortgage Corp.*	3.699%	8/1/2033	(1)	9,304	9,193
Federal Home Loan Mortgage Corp.*	4.000%	1/15/2033	(1)	15,167	15,152
Federal Home Loan Mortgage Corp.*	5.500%	2/1/2016-11/1/2017	(1)	54,114	55,451
Federal Home Loan Mortgage Corp.*	6.000%	8/1/2005	(1)	606	608
Federal Home Loan Mortgage Corp.*	6.500%	9/1/2011	(1)	3,984	4,105
Federal Home Loan Mortgage Corp.*	7.500%	2/1/2008	(1)	982	1,014
Federal National Mortgage Assn.*	3.483%	10/1/2033	(1)	14,756	14,591
Federal National Mortgage Assn.*	3.591%	8/1/2033	(1)	13,509	13,357
Federal National Mortgage Assn.*	3.708%	7/1/2033	(1)	8,991	8,921
Federal National Mortgage Assn.*	3.717%	6/1/2033	(1)	17,225	17,128
Federal National Mortgage Assn.*	3.730%	8/1/2033	(1)	5,668	5,626
Federal National Mortgage Assn.*	3.732%	9/1/2033	(1)	38,605	38,279
Federal National Mortgage Assn.*	3.799%	8/1/2033	(1)	18,203	18,077
Federal National Mortgage Assn.*	3.809%	9/1/2033	(1)	18,470	18,343
Federal National Mortgage Assn.*	3.833%	7/1/2033	(1)	17,749	17,644
Federal National Mortgage Assn.*	4.307%	6/1/2034	(1)	45,958	46,142
Federal National Mortgage Assn.*	4.319%	8/1/2034	(1)	13,209	13,209
Federal National Mortgage Assn.*	6.000%	11/1/2005-4/1/2017	(1)	19,083	19,777
Federal National Mortgage Assn.*	6.500%	10/1/2010-9/1/2016	(1)	32,337	33,751
Federal National Mortgage Assn.*	7.500%	3/1/2015-8/1/2015	(1)	2,218	2,334
Federal National Mortgage Assn.*	8.000%	10/1/2014-9/1/2015	(1)	6,822	7,255

					415,794

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $3,021,841)					2,988,187

TEMPORARY CASH INVESTMENT (5.6%)

Vanguard Yorktown Liquidity Fund, 2.801%**
(Cost $169,117)				169,117,271	169,117

TOTAL INVESTMENTS (104.1%)
(Cost $3,190,958)					3,157,304

OTHER ASSETS AND LIABILITIES—NET (-4.1%)					(124,439)

NET ASSETS (100%)					$3,032,865

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2)Securities with a value of $461,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $3,190,958,000. Net unrealized depreciation of investment securities for tax purposes was $33,654,000, consisting of unrealized gains of $5,502,000 on securities that had risen in value since their purchase and $39,156,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	150	$16,268	$36

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.